CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Income Statement [Abstract]
Revenue	$ 15,133	$ 16,774	$ 55,998	$ 65,869
Cost of revenue	8,418	9,743	33,572	40,157
Gross profit	6,715	7,031	22,426	25,712
Operating expenses:
Advertising and marketing	33	17	95	80
Research and development	449	1,393	3,848	5,757
General and administrative	1,541	2,042	6,933	8,678
Payroll and payroll taxes	3,883	3,569	13,836	12,017
Professional fees	1,066	1,035	4,372	7,076
Stock compensation expense	55	224	624	1,853
Depreciation and amortization	133	657	2,264	2,553
Impairment of goodwill			6,675	0
Impairment of intangible assets			3,028	0
Restructuring charges	403	0	1,636	0
Total operating expenses	7,563	8,937	43,311	38,014
Loss from operations	(848)	(1,906)	(20,885)	(12,302)
Other income (expense):
Interest expense	(1,229)	(28)	(862)	(3,340)
Accretion of debt discount	(128)	(908)	(2,258)	(13,134)
Changes in fair value of derivative liability			14	6,544
Derecognition expense on conversion of convertible debt			(600)	(25,035)
Legal settlement expense			(2,064)	(4,142)
Gain on sale of property and equipment			0	1,069
Other income or expense, net	(68)	343	970	(2,472)
Total other expense, net	(1,425)	(593)	(4,800)	(40,510)
Loss before provision for income taxes	(2,273)	(2,499)	(25,685)	(52,812)
Income tax provision	483	190	1,140	289
Net loss	(2,756)	(2,689)	(26,825)	(53,101)
Comprehensive income statement:
Foreign currency translation adjustment	1,102	(445)	(1,652)	44
Total comprehensive loss	$ (1,654)	$ (3,134)	$ (28,477)	$ (53,057)
Net loss per share:
Basic (in Dollars per share)	$ (0.33)	$ (0.45)	$ (4.01)	$ (10.11)
Diluted (in Dollars per share)	$ (0.33)	$ (0.45)	$ (4.01)	$ (10.11)
Weighted average number of common shares outstanding:
Basic (in Shares)	8,265,255	5,988,424	6,694,165	5,251,852
Diluted (in Shares)	8,265,255	5,988,424	6,694,165	5,251,852